Cash and cash equivalents (Detail) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Cash and cash equivalents [line items]
Cash at bank	€ 108,399	€ 123,337		€ 105,846
Cash equivalents	3,139	5,560		9,660
Total	€ 111,538	€ 128,897	[1]	€ 115,506

[1]	* The year 2019 has been restated to reflect the final accounting of the business combination with Engimplan. See additional information in Notes 2 and 4.